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[HONIGMAN LOGO]                                                    ERIC A. ZACKS

                                                                   (313)465-7620
HONIGMAN MILLER SCHWARTZ AND COHN LLP                         FAX: (313)465-7621
ATTORNEYS AND COUNSELORS                                    EZACKS@BHONIGMAN.COM
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                                                          VIA EDGAR TRANSMISSION

                                October 17, 2005

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

RE: ROCKWELL MEDICAL TECHNOLOGIES, INC. REGISTRATION STATEMENT ON FORMS S-4 AND SB-2



Ladies and Gentlemen:

         On behalf of Rockwell Medical Technologies, Inc., a Michigan corporation (the "Registrant"), we are enclosing for filing under the Securities Act of 1933 one copy of Amendment No. 3 to the Registration Statement on Forms S-4 and SB-2 (file no. 333-127048).

         Please direct your comments or any questions you might have to John P. Kanan at (313) 465-7438, facsimile number (313) 465-7439.

                                        Very truly yours,



                                   By:  /s/ Eric A. Zacks
                                        --------------------
                                        Eric A. Zacks

cc:   Robert L. Chioini
      Thomas E. Klema
      John P. Kanan
      Melissa A. Langridge
      Melissa A. Resslar















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